Condensed Consolidated and Combined Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Condensed Consolidated and Combined Statements of Comprehensive Income
Net income (loss)	$ 32,785	$ (5,733)
Foreign currency translation adjustment, net of tax	(3,156)	(1,442)
Other comprehensive income (loss)	(3,156)	(1,442)
Comprehensive income (loss)	29,629	(7,175)
Less: Comprehensive income (loss) attributable to noncontrolling interests	24,017	5,740
Comprehensive income (loss) attributable to Moelis & Company	$ 5,612	$ (12,915)